Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT J.P. Morgan Digital Evolution Strategy Fund
Supplement dated November 1, 2022
to the Prospectus dated April 25, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan Digital Evolution Strategy Fund
1.
In lieu of a meeting of the shareholders of the NVIT J.P. Morgan Digital Evolution Strategy Fund (the “Fund”), the shareholders representing a majority of the Fund’s outstanding shares voted, via written consent on October 6, 2022, to eliminate the Fund’s fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a “non-diversified” investment company. Effective November 14, 2022, the Prospectus is amended as follows:

a.	The “Principal Investment Strategies” section beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund aims to achieve capital appreciation by investing in equity securities of companies whose strategies may benefit from the development of technology-related products, services and processes that enhance mobility and connectivity. The Fund concentrates at least 25% of its total assets in at least one of the following technology industries or any combination thereof: semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, biotechnology and interactive media. In managing the Fund, the subadviser employs a research-driven approach to identify a portfolio of companies well positioned to capitalize on structural shifts across technology sector industries.
The Fund also may invest in securities of foreign companies that are denominated in U.S. dollars. The Fund may invest in stocks of companies of any market capitalization, including small-cap and mid-cap companies, although it typically invests considerably in large-cap and mid-cap companies. Many, if not most, of the securities in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The Fund’s subadviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity. The Fund may engage in active and frequent portfolio trading.
b.	Under the “Principal Risks” section on page 3 of the Prospectus, Limited portfolio holdings risk is deleted in its entirety and replaced with the following:
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.

NVIT J.P. Morgan Digital Evolution Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIONWIDE VARIABLE INSURANCE TRUST
NVIT J.P. Morgan Digital Evolution Strategy Fund
Supplement dated November 1, 2022
to the Prospectus dated April 25, 2022
Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.
NVIT J.P. Morgan Digital Evolution Strategy Fund
1.
In lieu of a meeting of the shareholders of the NVIT J.P. Morgan Digital Evolution Strategy Fund (the “Fund”), the shareholders representing a majority of the Fund’s outstanding shares voted, via written consent on October 6, 2022, to eliminate the Fund’s fundamental investment restriction regarding diversification of investments, so that the Fund may operate as a “non-diversified” investment company. Effective November 14, 2022, the Prospectus is amended as follows:

a.	The “Principal Investment Strategies” section beginning on page 2 of the Prospectus is deleted in its entirety and replaced with the following:
The Fund aims to achieve capital appreciation by investing in equity securities of companies whose strategies may benefit from the development of technology-related products, services and processes that enhance mobility and connectivity. The Fund concentrates at least 25% of its total assets in at least one of the following technology industries or any combination thereof: semiconductor, semiconductor equipment, hardware, software, information technology services, communications equipment, social media, biotechnology and interactive media. In managing the Fund, the subadviser employs a research-driven approach to identify a portfolio of companies well positioned to capitalize on structural shifts across technology sector industries.
The Fund also may invest in securities of foreign companies that are denominated in U.S. dollars. The Fund may invest in stocks of companies of any market capitalization, including small-cap and mid-cap companies, although it typically invests considerably in large-cap and mid-cap companies. Many, if not most, of the securities in which the Fund invests may be considered to be “growth” stocks, in that they may have above-average rates of earnings growth and thus may experience above-average increases in stock prices.
The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940, which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers. The Fund’s subadviser may sell a security for several reasons. A security may be sold due to a change in the original investment thesis, if market expectations exceed the company’s potential to deliver and/or due to balance sheet deterioration. Investments may also be sold if the subadviser identifies a stock that it believes offers a better investment opportunity. The Fund may engage in active and frequent portfolio trading.
b.	Under the “Principal Risks” section on page 3 of the Prospectus, Limited portfolio holdings risk is deleted in its entirety and replaced with the following:
Nondiversified fund risk – because the Fund may hold larger positions in fewer securities than other diversified funds, a single security’s increase or decrease in value may have a greater impact on the Fund’s value and total return.